Preferred and Common Stock (Details) - USD ($)	2 Months Ended	6 Months Ended		11 Months Ended
	Feb. 29, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 11, 2015	Dec. 31, 2015
Preferred stock shares outstanding		73,935			73,935
Common stock shares outstanding		109,538,620			110,468,753
Undeclared preferred dividends		$ 7,340,000
Acquisition of treasury stock, value (Note 9)		$ (819,000)
Restricted common stock
Number of common stock issued to employees				2,540,000
Forfeited shares of common stock		2,850	2,223
Restricted stock units
Vested stock units		21,301	15,000
Stock options
Number of common stock issued to employees				1,000,000
American Depositary Shares - The Series G
Preferred stock shares outstanding		20,000			20,000
Sale of Stock- Redemption price per share		$ 25
Depositary Shares		2,000,000
Dividend rate of preferred stock		8.75%
Preferred stock liquidation preference		$ 2,500
American Depositary Shares - The Series H
Preferred stock shares outstanding		48,000			48,000
Sale of Stock- Redemption price per share		$ 25
Depositary Shares		4,800,000
Dividend rate of preferred stock		8.625%
Preferred stock liquidation preference		$ 2,500
Convertible preferred stock
Conversion of Stock, Shares converted			840
Preferred stock shares outstanding		5,935			5,935
Sale of Stock- Redemption price per share		$ 10
Preferred stock liquidation preference		$ 10,000
Common Stock
Converted Shares of Common Stock			840,000
Acquisition of treasury stock, shares (Note 9)		(948,584)
Share Repurchase Program | Common Stock
Share repurchase program, Authorized amount		$ 25,000,000
Acquisition of treasury stock, shares (Note 9)	1,147,908
Acquisition of treasury stock, value (Note 9)	$ 1,071,000